Discontinued operations - Financial performance and cash flow information (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Discontinued operations
Revenue		$ 6,908	$ 6,617	[1]	$ 6,385	[1]
Operating expenses		(6,250)	(5,902)	[1]	(5,609)	[1]
Net impairment losses on financial assets		(74)	(71)	[1]	(49)	[1]
Operating profit		584	644	[1],[2]	727	[1],[2]
Finance cost		(250)	(250)	[1]	(232)	[1]
Profit before income tax		390	462	[1]	566	[1]
Profit from discontinued operations		$ 180	46	[1]	37	[1]
Discontinued operations
Discontinued operations
Revenue	$ 261		324		302
Operating expenses	(186)		(266)		(252)
Net impairment losses on financial assets	(1)		(1)
Operating profit	74		57		50
Finance cost	(2)		(2)		(2)
Profit before income tax	72		55		48
Income tax expense	(16)		(9)		(11)
Profit after income tax of discontinued operations	56		46		37
Profit on sale of the subsidiary after income tax	124
Profit from discontinued operations	180		46		37
Profit for the year attributable to:
Equity holders of the Company	180		46		37
Items that are or may be reclassified subsequently to the income statement:
Net exchange adjustments offset in reserves	38		(12)		7
Net (loss)/gain on net investment hedge	(11)		8		(5)
Other comprehensive income for the year	27		(4)		2
Total comprehensive income for the period	207		42		39
Total comprehensive income for the year attributable to:
Equity holders of the Company	207		42		39
Net cash generated from operating activities	100		125		114
Net cash flows from investing activities	318		(85)		(85)
Net cash flows from financing activities	(6)		(8)		(7)
Net increase in cash generated by discontinued operations	$ 412		$ 32		$ 22

[1]	Refer to foreign currency translation in material accounting policies section.
[2]	Refer to foreign currency translation in material accounting policies section